Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
Net operating loss (“NOL”) carryforwards
U.S. federal	$ 20,461,846	$ 4,573,385	$ 2,441,398
Tax Credits
Energy related tax credits	185,987
Goodwill	139,473,347
Property, Plant and Equipment	575,817
Stock Compensation	1,843,290	945,890	823,579
Other	2,412,094
Less: valuation allowance	(164,952,382)	(7,967,381)	(4,141,548)
Deferred tax assets, net of valuation allowance
Deferred tax liabilities		$ 88,579	$ 4,688
Net deferred tax liabilities